Net Loss Per Common Share (Details Textual) (Stock Option And Warrants [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Option And Warrants [Member]
Net Loss Per Common Share (Textual)
Shares issuable excluded from computation of diluted net loss per share	16,500,753	17,327,290